Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2021
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Selling and Administrative Expenses
18.	Selling and Administrative Expenses
Details of selling and administrative expenses for the years ended December 31, 2019, 2020, and 2021 are as follows:

(In millions of won)
	2019		2020	2021
Salaries(*)	~~W~~	514,736	294,055	387,414
Expenses related to defined benefit plans		29,018	26,449	22,859
Other employee benefits		77,690	68,402	86,757
Shipping		162,509	147,711	298,684
Fees and commissions		219,784	221,922	248,478
Depreciation		225,909	215,479	267,042
Taxes and dues		49,826	82,708	74,542
Advertising		193,436	113,547	126,335
Warranty		418,942	309,113	216,873
Insurance		11,386	12,985	16,654
Travel		23,594	8,296	6,935
Training		12,215	8,463	15,556
Others		66,686	63,821	84,323

	~~W~~	2,005,731	1,572,951	1,852,452

(*)	Expenses recognized in relation to employee termination benefits for the years ended December 31, 2019, 2020 and 2021 amount to ~~W~~ 218,826 million, ~~W~~ 1,417 million and ~~W~~ 2,854 million, respectively.